STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

February 27, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Alternative Fixed-Income Strategies Fund LLC
File Nos. 333-194092; 311-21117

Ladies and Gentlemen:

On behalf of A&Q Alternative Fixed-Income Strategies Fund LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 1 to the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (also constituting Amendment No. 24 to the Registration Statement under the Investment Company Act of 1940, as amended) (the "Amendment").

Except as noted below, the prospectus and statement of additional information ("SAI") contained in the Amendment are substantially similar to the versions thereof contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (File No. 333-194092), filed with the Commission on April 29, 2014, except for the updating of financial information and other general updating of information.

Effective January 1, 2015, the Fund changed its tax classification from a partnership to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  In light of this conversion, certain disclosure (e.g., under the captions "Prospectus Summary," "Risk Factors—Tax Risk," "Redemptions, Repurchases of Units and Transfers—Repurchase of Units" and "Taxes" in the prospectus, and under the caption "Tax Aspects" in the SAI) has been revised, and certain conforming disclosure has been added to the prospectus (e.g., under the caption "Description of Units").  The prospectus and SAI filed herewith are marked to show changes from the versions of those documents filed on April 29, 2014.  We hereby request that, to the extent possible, the Amendment be given a selective review limited to the foregoing described changes.

Please note that the revised and new disclosure contained in the prospectus and SAI conforms substantially to the disclosure contained in Post-Effective Amendment No. 4 to the Registration Statement of A&Q Multi-Strategy Fund (File No. 333-182705) and in Post-Effective Amendment No. 2 to the Registration Statement of A&Q Masters Fund (File No. 333-189732), which you reviewed in July 2014.

We propose to file an additional amendment to the Registration Statement as early in April 2015 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the year ended December 31, 2014 and complete other omitted data, and seek effectiveness as of May 1, 2015.

Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/  Brad A. Green
Brad A. Green

cc:  Gary L. Granik